Joshua Korff, P.C. To Call Writer Directly: (212) 446-4943 joshua.korff@kirkland.com	601 Lexington Avenue New York, New York 10022 (212) 446-4800 www.kirkland.com	Facsimile : (212) 446-4900

February 18, 2014

Via EDGAR and Hand Delivery

Mark P. Shuman

Branch Chief - Legal

Division of Corporate Finance

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	GrubHub Seamless Inc.

Amendment No. 1 to Draft Registration Statement on Form S-1

Submitted on January 24, 2014

CIK No. 1594109

Dear Mr. Shuman:

On behalf of GrubHub Seamless Inc., a Delaware corporation (the “Company”), this letter sets forth the Company’s responses to the comments of the staff of the Division of Corporation Finance (the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”) set forth in your letter dated February 10, 2014, to Margo Drucker, Vice President and General Counsel of the Company, with respect to the above-referenced Amendment No. 1 to the Draft Registration Statement on Form S-1 (the “Registration Statement”).

The text of the Staff’s comments has been included in this letter for your convenience and we have numbered the paragraphs below to correspond to the numbers in the Staff’s letter. For your convenience, we have also set forth the Company’s response to each of the numbered comments immediately below each numbered comment.

In addition, the Company has revised the Registration Statement in response to the Staff’s comments and is filing concurrently with this letter Amendment No. 2 to the Registration Statement (the “Amendment No. 2”), which reflects these revisions and updates and clarifies certain other information.

Mark Shuman, Esq.

February 18, 2014

Risk Factors

“We compete primarily with the traditional offline ordering process. . .,” page 19

1.	Staff’s Comment: We note your response to prior comment 14. However, even if you did not enforce the exclusivity provision in your contracts, restaurants may have abided by the provision while it was an enforceable term prior to your assurance agreement with the New York Attorney General’s office. As such, it appears that you should disclose the potential adverse impact of the assurance agreement and the temporary suspension of such provisions in existing contracts and that your inability to include them in new contracts may adversely impact your ability to maintain a dominant position in the markets you operate and could reduce the barriers to entry for new market participants.

Response: The Company acknowledges the Staff’s comment and has revised the disclosure on page 19 to disclose the potential impact of our compliance with the assurance agreement.

Industry and Market Data, page 36

2.	Staff’s Comment: We note the statements in this section that neither you nor the underwriters have independently verified third-party information and that Euromonitor has not independently verified the underlying data used in its research. Market data included in your registration statement must be based on reasonable and sound assumptions. Please revise the text as necessary so that you do not suggest that you could lack a reasonable belief as to the accuracy and completeness of the market data you elect to include in the filing.

Response: The Company acknowledges the Staff’s comment and has revised the disclosure on page 36 as requested.

Dilution, page 41

3.	Staff’s Comment: Please provide the information requested by prior comment 18 in your next amendment.

Response: The Company acknowledges the Staff’s comment and has incorporated the requested information on page 42 of Amendment No. 2.

Mark Shuman, Esq.

February 18, 2014

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Critical Accounting Policies and Estimates

Goodwill, page 71

4.	Staff’s Comment: Your revised disclosure on page 72 indicates that you have one “reporting entity” when testing goodwill for impairment. Please explain how you considered ASC 350-20-35-1, which indicates that goodwill should be tested at the “reporting unit” level.

Response: The Company acknowledges the Staff’s comment and has revised the disclosure on page 70 of Amendment No. 2 to replace the reference to “reporting entity” to “reporting unit.” The Company has considered ASC 350-20-35 and ASC 280-10-50 in determining reporting units. The Company has determined that it has one reporting unit based on several factors, including the manner in which the chief operating decision maker (CEO) manages the business, makes operating decisions and evaluates operating performance. In addition, the Company does not have differentiated businesses or products. Accordingly, the Company has tested the goodwill for impairment at the reporting unit level.

Consolidated Financial Statements of GrubHub Seamless Inc.

2. Summary of Significant Accounting Policies

Unaudited Balance Sheet and Net Income per Share Attributable to Common Stockholders, page F-9

5.	Staff’s Comment: We note the revisions made in connection with prior comment 44. Your revised disclosure now indicates that the unaudited balance sheet reflects the conversion of the convertible preferred stock outstanding into shares of common stock; however, the “actual” unaudited balance sheet on page F-3 includes no such conversion. Please revise the disclosure on page F-9 to remove references to the balance sheet. Also, your revised disclosure removed the reference to “pro forma” net income per share; however, your disclosure on page F-4 provides pro forma net income per share. Please revise your disclosure on page F-9 to indicate that you have provided pro forma unaudited net income per share as of September 30, 2013 to give effect to the conversion of the convertible preferred stock into common stock.

Mark Shuman, Esq.

February 18, 2014

Response: In response to the Staff’s comment the Company has made the requested revisions to the disclosure on page F-9.

3. Acquisitions

GrubHub, Inc., page F-17

6.	Staff’s Comment: We note your response to prior comment 48 and it remains unclear how you determined the fair value of the acquisition consideration. In this regard, please explain the following:

•	Please explain to us whether the fair value of the equity transferred was based on the fair value of the GrubHub Seamless Inc. stock, the fair value of the GrubHub Inc. stock, the fair value of the combined company or some combination thereof. In this regard, it is unclear from your disclosure or your response how the fair value was determined. As part of your response, tell us how you considered ASC 805-30-30-7.

•	Your response indicates that the fair value of the shares issued was $6.71. Please tell us whether the common stock and preferred stock were valued at the same price. Explain how you considered the different rights of the common and preferred shareholders when determining their fair value.

•	Your response indicates that the fair value of $6.71 is unadjusted for a discount for lack of marketability. Please explain your basis for using an unadjusted price.

•	Please refer to the authoritative guidance that supports your accounting.

Response: The Company acknowledges the Staff’s comment and advises the Staff that it acquired all of the outstanding stock of GrubHub, Inc. (“GrubHub”) through a non-cash reorganization involving the merger and mutual transfer of stock between Seamless Holdings Corporation, Seamless North America, LLC and GrubHub, Inc. In accordance with ASC 805-30-30-7, the non-cash consideration transferred by the Company was measured at fair value. As the Company’s equity transferred consisted of nonpublic shares, from which observable market prices could not be established, the fair value of the equity was determined by using valuation techniques in accordance with the provisions of ASC 820-30-55-3

ASC 805-30-30-2 indicates that ‘in a business combination in which the acquirer and the acquiree exchange only equity interests, the acquisition date fair value of the acquiree’s equity interests may be more reliably measurable than the acquisition date fair value of

Mark Shuman, Esq.

February 18, 2014

the acquirer’s equity interests. If so, the acquirer shall determine the amount of the goodwill by using the acquisition date fair value of the acquiree’s equity interest instead on the acquisition date fair value of the equity interests transferred.”

Generally, when a business combination involves non-cash consideration, the fair value of such consideration can be estimated in three primary ways: 1) fair value the acquiree, in the present case GrubHub, as consideration transferred by the Company; 2) value the combined companies, in the present case GrubHub Seamless, and determine the allocation of value to the shares transferred by their specific rights and preferences; or 3) a combination thereof. Management determined that the fair value of GrubHub was more likely than not a more reliable measure of fair value at the acquisition date, based on a number of factors, including but not limited to the following: GrubHub had historically been valued at fair value for share-based compensation purposes on a frequent basis prior to acquisition and had detailed, long-term projected financial information available at the time of merger negotiations / consummation of the transaction.

As permitted by the provisions of ASC 820, the income approach was the primary valuation technique utilized to determine the fair value of GrubHub. Under the income approach, specifically the discounted cash flow (“DCF”) method, forecast cash flows are discounted to the present value at an appropriate risk-adjusted discount rate. The valuation analyses determine discrete free cash flows over several years based on forecast financial information provided by our management and a terminal value for the residual period beyond the discrete forecast period, which is discounted at our estimated weighted average cost of capital to estimate GrubHub’s enterprise value.

Based upon the valuation analysis conducted, the fair value of the aggregate non-cash consideration transferred by GrubHub Seamless to GrubHub, as of August 8, 2013, was $421.5 million, which included the approximate $11.0 million fair value of replacement option awards that were attributed to the pre-combination service period for GrubHub option holders. No discounts were taken at the enterprise value level of $421.5 million, as the consummated transaction reflected a 100 percent control, marketable position in GrubHub, Inc. The Company did not consider it necessary to value the common and preferred classes of equity transferred at the acquisition date because it would not impact the overall fair value of GrubHub.

The fair value measurement was based on significant inputs not observable in the market and thus represents a Level 3 measurement under the fair value hierarchy.

Mark Shuman, Esq.

February 18, 2014

9. Income Taxes, page F-25

7.	Staff’s Comment: As previously requested in prior comment 49, please tell us what consideration was given to disclosing the amount of the undistributed earnings of foreign subsidiaries that are considered to be “reinvested.” Please refer to ASC 740-30-50-2(b).

Response: The Company respectfully advises the Staff that it has considered the disclosure requirements of ASC 740-30-50-2 and has disclosed the estimated unrecognized deferred tax liability of $800,000 (at December 31, 2013), which is the most useful disclosure to the reader of the financial statements.

The Company has included the amount of the unremitted accumulated earnings of its UK subsidiary in the disclosure on page F-25.

12. Net Income Per Share Attributable to Common Stockholders, page F-28

8.	Staff’s Comment: We note your disclosure regarding the common stock underlying stock options that was excluded from the calculation of diluted net income per share attributable to common stockholders because the effect would have been antidilutive. Please provide us with an analysis for each period presented that supports how you arrived at the amounts that were excluded and how you determined that they were anti-dilutive. In this regard, based on the information provided on page F-24 and page 71 it is unclear to us how you arrived at the amount excluded as of September 30, 2013.

Response: The Company acknowledges the Staff’s comment and advises the Staff that for the years ended December 31, 2011, 2012 and 2013, 7,715,000, 2,661,041 and 954,903 shares of common stock underlying stock options, respectively, were excluded from the calculation of diluted net income per share attributable to common stockholders because their effect would have been antidilutive. In response to the Staff’s comment, the disclosure has been revised to include this information on page F-29 of Amendment No. 2.

The Company considered ASC 260-10-45-29 and utilized the treasury stock method to determine whether options granted were dilutive or antidilutive. The Company reviewed each of the grants using the following procedures to determine which stock options were dilutive and which stock options were antidilutive:

•	The weighted average options outstanding for the period (quarter) was calculated.

Mark Shuman, Esq.

February 18, 2014

•	The Company calculated the proceeds that would be received on the weighted average options outstanding upon exercise.

•	The Company then calculated the unrecognized expense associated with the option grant, which represents the unvested balance of the fair value of the options at the grant date.

•	The excess tax benefit was computed by taking the difference between the average fair value of the stock during the quarter and the option exercise price to arrive at the intrinsic value. The intrinsic value was then reduced by the fair value of the option at the time of grant (using Black Scholes model). The resultant value was multiplied by the tax rate to arrive at the “excess tax benefit” amount.

•	The Company then aggregated the exercise proceeds, unrecognized expense, and excess tax benefits to arrive at a hypothetical amount of total proceeds that would be present upon exercise during the period. The total proceeds were then divided by the average stock price during the quarter to arrive at the number of shares that could be repurchased.

•	The number of shares that could be repurchased was then compared to the weighted average options outstanding for the period – if the number of repurchased shares is greater than the weighted average options outstanding during the period, then the grant is deemed to be antidilutive. For those grants deemed to be antidilutive, the actual options outstanding were aggregated to arrive at the number of shares of common stock underlying stock options which were excluded from the calculation of diluted net income per share attributable to common stockholders because their effect would have been antidilutive.

In connection with recent grants of options, the Company has updated the table on page 69. As noted on page 69, the Company derives the estimated fair value per share as of each grant date by applying a linear proration of fair values between the valuation performed immediately prior to each set of grants and the valuation performed after each set of grants at the end of each quarter. The Company has left the estimated fair value per share and intrinsic value blank in connection with the January 2014 grants because the Company typically calculates fair value at the end of the quarter and will update the table when the new valuation is available, provided it is prior to the effective date of the offering. The estimate of fair value will consider changes in the likelihood of an initial public offering and, if available, information available at the time of the determination of the IPO price range.

Item 16. Exhibits, page II-3

9.	Staff’s Comment: We note your acknowledgement of prior comments 35, 37, 38, and 53 that the exhibits referenced in those comments will be filed in a subsequent amendment. We will review the exhibits and related textual disclosure once those exhibits are filed.

Response: In response to the Staff’s comment, the Company is submitting a number of the requested exhibits with this Amendment No. 2 and will file the remaining exhibits in a timely manner in a subsequent filing.

Mark Shuman, Esq.

February 18, 2014

We hope that the foregoing has been responsive to the Staff’s comments. If you have any questions related to this letter, please contact me at (212) 446-4943 or my colleague Michael Kim at (212) 446-4746.

Sincerely,

/s/ Joshua Korff
Joshua Korff, P.C.

cc: Ms. Margo Drucker